Material accounting policies and use of significant judgements and estimates - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	Jun. 23, 2022 tranche
Disclosure of voluntary change in accounting policy [line items]
Revenue growth rate assumption used in estimating recoverable amount of cash-generating unit	309.00%
Government grants receivable	$ 2,102	$ 8,477
Income from government grants	4,562	$ 1,775
Benefits paid or payable	$ 5,503
Percent share of benefits paid or payable	0.0034	0.0034		0.0032
Number of active policyholders, percentage	0.0008	0.0008		0.0008
Surplus of consolidation level, percentage	1.67	1.63		1.58
Recoverable amount of asset or cash-generating unit				$ 696,950
Intangible assets and goodwill	$ 700,326	$ 1,040,849	[1]
Cash and bank balances	1,150,436
Time deposits	8,863
Polestar Automotive Holding Limited ("Former Parent")
Disclosure of voluntary change in accounting policy [line items]
Number of tranches | tranche					5
Polestar 2
Disclosure of voluntary change in accounting policy [line items]
Impairment loss	40,766
Recoverable amount of asset or cash-generating unit	$ 210,354
Discount rate applied to cash flow projections	14.60%
Polestar3
Disclosure of voluntary change in accounting policy [line items]
Impairment loss	$ 891,054
Recoverable amount of asset or cash-generating unit	$ 189,716
Discount rate applied to cash flow projections	14.60%
Internal Development Projects
Disclosure of voluntary change in accounting policy [line items]
Impairment loss	$ 167,078
Recoverable amount of asset or cash-generating unit	$ 92,735
Discount rate applied to cash flow projections	14.50%
Total for all individual assets or cash-generating units
Disclosure of voluntary change in accounting policy [line items]
Impairment loss				$ 339,568
Goodwill
Disclosure of voluntary change in accounting policy [line items]
Intangible assets and goodwill	$ 52,386	$ 43,793
2026-2030 Business Plan
Disclosure of voluntary change in accounting policy [line items]
Growth rate used to extrapolate cash flow projections	14.50%	15.50%
2024-2028 Business Plan
Disclosure of voluntary change in accounting policy [line items]
Growth rate used to extrapolate cash flow projections				15.50%
2025-2029 Business Plan
Disclosure of voluntary change in accounting policy [line items]
Growth rate used to extrapolate cash flow projections		15.50%
2025-2029 Business Plan | Polestar 3 CGU
Disclosure of voluntary change in accounting policy [line items]
Adjustments for impairment loss recoverable amount		$ 635,226
Adjustments for impairment loss		205,789
2025-2029 Business Plan | Internal development project CGU
Disclosure of voluntary change in accounting policy [line items]
Adjustments for impairment loss recoverable amount		19,328
Adjustments for impairment loss		$ 416,303
Minimum
Disclosure of voluntary change in accounting policy [line items]
Collective funding ratio	1.25
Maximum
Disclosure of voluntary change in accounting policy [line items]
Collective funding ratio	1.75

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).